Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Inventories
Schedule Inventories	Inventories
	As of June 30, 2023 (unaudited)	As of December 31, 2022
	(in €)
Raw materials and supplies	337,407	—
Unfinished goods	132,624	—
Finished goods	108,674	—
Total	578,705	—